Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes
19.	Income taxes
The Company is organized as a British Virgin Islands corporation. However, under the “anti-inversion” rules of Section 7874 of the U.S. Internal Revenue Code, the Company is treated as a U.S. corporation for U.S. federal tax purposes. Accordingly, the Company is subject to U.S. federal income tax on its worldwide income. On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (“Tax TCJA Act”) that significantly changed U.S. tax law by, among other things, lowering U.S. corporate income tax rates, implementing a territorial tax system, and imposing a one-time
transition tax on deemed repatriated earnings of foreign subsidiaries. The Tax Act reduced the U.S. corporate income tax rate from 35% to 21%, effective January 1, 2018.
The following table summarizes our U.S. and foreign (loss) / income before income taxes for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
U.S.	(15,510)	1,942	17,296
Foreign	(148,797)	(28,077)	8,927

Total	$(164,307)	$(26,135)	$26,223

Provision for Income Taxes
The following table summarizes our provision for income taxes for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
Current income tax expense:
U.S. Federal	1,424	1,035	(1,608)
Foreign	(4,440)	(8,235)	(14,210)

Total current income tax expense	(3,016)	(7,200)	(15,818)

Deferred income tax expense:
U.S. Federal	2,653	—	—
Foreign	21,801	12,425	8,749

Total deferred income tax expense	24,454	12,425	8,749

Income tax benefit / (expense)	$21,438	$5,225	$(7,069)

Deferred Income Taxes
As of December 31, 2020 and 2019, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2020	As of December 31, 2019
Non-current deferred tax assets	66,768	36,700

Total deferred tax assets	66,768	36,700

Less valuation allowance	(9,026)	(11,349)

Net deferred tax assets	57,742	25,351

Non-current tax liabilities	(11,111)	—

Total deferred tax liabilities	(11,111)	—

Total deferred tax	$46,631	$25,351

The following table summarizes the composition of deferred tax assets and deferred tax liabilities as of December 31, 2020 and 2019:

	As of December 31, 2020	As of December 31, 2019
Tax loss carryforwards	33,036	25,717
Allowance for credit expected losses	4,161	462
Royalties	533	69
Provisions and other assets	22,978	11,319
Property and equipment	268	(438)
Intangible assets	(9,377)	—
Others	4,058	(429)

Total deferred tax assets, net before valuation allowance	$55,657	$36,700

Less valuation allowance	(9,026)	(11,349)

Total deferred tax assets, net after valuation allowance	$46,631	$25,351

As of December 31, 2020, we have both foreign and U.S. net operating loss carryforwards (“NOLs”) of $143,823. If not utilized, the NOLs will begin to expire, as follows:

	As of December 31, 2020
Expiration date	U.S.	Foreign
Expires 2021	—	536
Expires 2022	—	977
Expires 2023	—	31,162
Expires 2024 and thereafter	—	58,464
Without expiration dates	1,305	51,379

Total NOLs (1)	$1,305	$142,518

(1)	A partial valuation allowance is booked as of December 31, 2020 in order to reserve $58,765 of the tax loss carryforwards detailed above.

The following table shows the breakdown of our NOLs by country of origin as of December 31, 2020:

Country	NOL gross amount	Expiration terms
Brazil	48,584	No expiration. Offset limitation to 30% of taxable income
Mexico	47,824	10 years
Argentina	35,408	5 years
Colombia	7,559	12 years
Others	4,448

Total NOLs	$143,823

In the aggregate, we have foreign and U.S NOLs amounting to $52,684 which may be carried forward indefinitely but subject to certain percentage limitations of taxable income each year.
As of December 31, 2020, we had a valuation allowance of $8,742 related to certain NOL carryforwards for which it is more likely than not the tax benefits will not be realized. The valuation allowance decreased by $2,323 from the amount recorded as of December 31, 2019 primarily due to the reduction of a portion of valuation allowances of the Brazil subsidiary. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period change, or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.
The following table presents the changes in our valuation allowance for the years ended December 31, 2020, 2019 and 2018:

Valuation allowance
Balance as of January 1, 2018	$42,584
Increases	997
Decreases	(25,574)

Balance as of December 31, 2018	$18,007

Increases	5,892
Decreases	(12,550)

Balance as of December 31, 2019	$11,349

Increases	754
Decreases	(3,077)

Balance as of December 31, 2020	$9,026

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. We have foreign subsidiaries with aggregated undistributed earnings of $
27,506
as of December
31
,
2020
. We have not provided deferred income taxes on taxable temporary differences related to investments in certain foreign subsidiaries where the foreign subsidiary has or will invest undistributed earnings indefinitely outside of the United States. In the event we distribute such earnings in the form of dividends or otherwise, we may be subject to income taxes. Further, a sale of these subsidiaries may cause these temporary differences to become taxable. Due to complexities in tax laws, uncertainties related to the timing and source of any potential distribution of such earnings, and other important factors such as the amount of associated foreign tax credits, it is not practicable to estimate the amount of unrecognized deferred taxes on these taxable temporary differences. We consider the earnings of our foreign subsidiaries to be indefinitely reinvested, other than certain earnings the distributions of which do not imply withholdings or state income taxes, and for that reason we have not recorded a deferred tax liability.
Reconciliation of Statutory Income Tax Rate to Effective Income Tax Rate
A reconciliation of the provision for income taxes computed by applying the weighted average income tax rate for the years ended December 31, 2020, 2019 and 2018 to total income tax expense is as follows:

	Year ended December 31,
	2020	2019	2018
Net (loss) / income before income tax	$(164,307)	$(26,135)	$26,223
Weighted average income tax rate (3)	27%	29%	39%

Income tax (benefit) / expense at weighted average income tax rate	$(43,651)	$(7,474)	$10,273
Permanent differences:
Non-taxable income (1)	7,959	(469)	(1,448)
Foreign non-creditable withholding tax (2)	1,471	4,439	4,193
Non-deductible expenses	12,161	1,054	1,346
Currency translation adjustment	1,289	1,891	1,902
Tax credits recovery	12	(157)	—
Others	20	553	540
Provisions and contingencies	1,747	—	—
True up	849	(2,693)	1,204
Change in valuation allowance	(3,367)	(5,010)	(10,941)
Change in tax rate	72	2,641	—

Income tax (benefit) / expense	$(21,438)	$(5,225)	$7,069

(1)	Includes tax (benefits) / losses generated by operations located in the Uruguayan “Free Trade Zone”.
(2)	Includes foreign withholding taxes on royalties and services.
(3)
We use a weighted average rate for the income tax reconciliation, since the majority of our operations are outside the U.S. The calculation is performed based on an average between the enacted tax rates of the foreign jurisdictions.

Our effective tax rate for the year ended December 31, 2020 was 13%, lower than the weighted average rate of 27% due primarily to the changes in tax rate related to the Promotional Regime enacted in Argentina, which reduced the income tax rate to 15% as from the following year and the reversal of valuation allowances.

Our effective tax rate for the year ended December 31, 2019 was 20%, lower than the weighted average rate of 29% due to the decrease in non-taxable
income and the changes in valuation allowances related to our Brazilian subsidiary.
Uncertain tax positions
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits and interest is as follows:

	Year ended December 31,
	2020	2019	2018
Balance, beginning of year	—	—	—
Increases to tax positions related to current year	—	—	—
Increases to tax positions related to prior years (1)	31,778	—	—
Decreases to tax positions related to prior years	—	—	—
Reductions due to lapsed statute of limitations	—	—	—
Settlements during current year	—	—	—
Interest and penalties	1,128	—	—

Balance, end of year	$32,906	$—	$—

(1)	Corresponds to uncertain tax positions recognized as part of the acquisition of the Best Day Group. See Note 4.
As of December 31, 2020, we had $32,906 of gross unrecognized tax benefits, if recognized, would affect the effective tax rate. As of December 31, 2019, and 2018, we did not
have gross unrecognized tax benefits that would have affected the effective tax rate.
As of December 31, 2020, total gross interest and penalties accrued was $18,879. During the year ended December 31, 2020 we recognized interest expense of $1,128 in connection with our unrecognized tax benefits.
We evaluate the tax positions and establish liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite our belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law, and closing of statute of limitations. Such adjustments are reflected in the income tax provision as appropriate.
We are routinely audited by U.S. federal and foreign income tax authorities. At any point in time, we may have tax audits underway at various stages of completion. These audits include questioning the timing and the amount of income and deductions, and the allocation of income and deductions among various tax jurisdictions. The Mexican Tax Authority is currently examining the income tax returns for the 2014, 2015 and 2017 tax years of our subsidiary Viajes Beda. The Mexican Tax Authority has already issued a notice of observations for fiscal year 2014. We are currently preparing the information requested in order to submit a response and reject any adjustment related to the issues raised during the tax audit.

During the third quarter of 2020, the Internal Revenue Service (“IRS”) issued final adjustments related to foreign tax credits allocation criteria taken during our fiscal year 2017. We recognized a tax assessment of $1,649 as income tax provision. Tax liability is expected to be offset with net operating losses and the final payment could be refunded by the IRS.
The Coronavirus Aid, Relief, and Economic Security Act (CARES Act)
On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act, or the CARES Act, a relief package comprising a combination of tax provisions and other stimulus measures. The CARES Act broadly provides entities tax payment relief and significant business incentives and makes certain technical corrections to the Tax Act. The tax relief measures for entities include a five-year net operating loss carry back, increases interest expense deduction limits, acceleration of alternative minimum tax credit refunds, payroll tax relief, and a technical correction to allow accelerated deductions for qualified improvement property. The CARES Act also provides other non-income
tax benefits, including federal funding for a range of stabilization measures and emergency funding to assist those impacted by the
COVID-19
pandemic.
Under the Tax Act, NOL deductions arising in tax years beginning after December 31, 2017, can offset only up to 80% of future taxable income. The Tax Act also prohibits NOL carrybacks for NOLs arising in tax years ending after December 31, 2017 but allows indefinite carryforwards.
On the contrary, the CARES Act provides that NOLs arising in tax years beginning after December 31, 2017, and ending before January 1, 2021, may be carried back for five years. Generally, any NOL carried back must be carried back to the earliest applicable tax year. Further, the 80% limitation enacted under the Act is temporarily suspended for tax years beginning before 2021 and will be reinstated beginning in 2021. Under these conditions, NOLs arising in 2018, 2019 or 2020 could be carried back to years before 2018, in order to maximize the potential cash refund associated with carryback claims.
We could be allowed to apply for this benefit and the current NOLs could be carried back to compensate potential claims of the IRS. We continue to assess the effect of the CARES Act and ongoing government guidance related to
COVID-19
that may be issued.